Other Non-Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Components of Other Non-Current Assets:
Pre-operational assets		$ 12,518	$ 8,782
Operating lease right-of-use-assets		7,075	6,771
Other		7,961	5,855
Other non-current assets		95,371	160,231
Jett Texas
Components of Other Non-Current Assets:
Investment owned, cost		5,000
F2K Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		8,300	8,800
Macaw Energies | Maximum
Components of Other Non-Current Assets:
Investment company, committed capital		30,000
FLNG Hilli Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		$ 4,200	0
FLNG deployment project term	20 years	20 years
FLNG Hilli Project | Maximum
Components of Other Non-Current Assets:
Investment company, committed capital	$ 350,000
Gas
Components of Other Non-Current Assets:
Derivative instrument		$ 26,785	47,152
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument		21,806	32,995
Oil
Components of Other Non-Current Assets:
Derivative instrument		$ 19,226	$ 58,676